Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 125
Other lines of credit from banks	1,020
Revolving credit facility	2,352
Total	3,497
Other lines of credit in foreign subsidiaries, available	111
Other lines of credit from banks, available	1,020
Revolving credit facility, available	2,352
Total, available	$ 3,483